Convertible Redeemable Preferred Shares and Warrants - Issuances of convertible redeemable preferred shares and major rights, preferences and privileges of the Preferred Shares (Details)
¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands
		1 Months Ended			12 Months Ended
	Jan. 23, 2020 shares	Aug. 31, 2020 shares	Dec. 31, 2019 $ / shares	Jan. 31, 2019 shares	Dec. 31, 2020 USD ($) Vote $ / shares shares	Dec. 31, 2020 CNY (¥) Vote shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Issuances of convertible redeemable preferred shares
Shares Issued								48,656,111
Conversion ratio of preferred Shares to ordinary shares									1
Percentage of redemption amount payable on Preferred Shares' original issue price					100.00%	100.00%
Percentage of simple interest on preferred shares' original issue price for accrued and unpaid dividends					8.00%	8.00%
Vote per share | Vote					1	1
Preferred stock dividends declared | ¥						¥ 0
Common stock dividends declared | ¥						¥ 0
Liquidation, percentage of amount on preferred shares original price					100.00%	100.00%
Liquidation preference, simple non-compounded interest rate (as a percent)					8.00%	8.00%
Accretion of the preferred shares					$ 99,799	¥ 651,190	¥ 743,100	¥ 317,320
Series Pre-A convertible redeemable preferred shares
Issuances of convertible redeemable preferred shares
Shares Issued					50,000,000	50,000,000
Issue Price per Share | ¥ / shares									¥ 2.00
Proceeds from issuance of convertible redeemable preferred shares | ¥						¥ 100,000
Preferred shares, par value | $ / shares			$ 0.0001		$ 0.0001
Series A1 convertible redeemable preferred shares
Issuances of convertible redeemable preferred shares
Shares Issued					129,409,092	129,409,092
Issue Price per Share | ¥ / shares									6.03
Proceeds from issuance of convertible redeemable preferred shares | ¥						¥ 780,000
Preferred shares, par value | $ / shares			0.0001		$ 0.0001
Series A2 convertible redeemable preferred shares
Issuances of convertible redeemable preferred shares
Shares Issued					126,771,562	126,771,562
Issue Price per Share | ¥ / shares									7.89
Proceeds from issuance of convertible redeemable preferred shares | ¥						¥ 1,000,000
Preferred shares, par value | $ / shares			0.0001		$ 0.0001
Series A3 convertible redeemable preferred shares
Issuances of convertible redeemable preferred shares
Shares Issued					65,498,640	65,498,640
Issue Price per Share | ¥ / shares									9.47
Proceeds from issuance of convertible redeemable preferred shares | ¥						¥ 620,000
Preferred shares, par value | $ / shares			0.0001		$ 0.0001
Series B1 convertible redeemable preferred shares
Issuances of convertible redeemable preferred shares
Shares Issued					115,209,526	115,209,526		21,744,844
Issue Price per Share | ¥ / shares									13.11
Proceeds from issuance of convertible redeemable preferred shares | ¥						¥ 1,510,000
Preferred shares, par value | $ / shares			0.0001		$ 0.0001
Series B2 convertible redeemable preferred shares
Issuances of convertible redeemable preferred shares
Shares Issued					55,804,773	55,804,773	7,148,662	48,656,111
Issue Price per Share | ¥ / shares									14.16
Proceeds from issuance of convertible redeemable preferred shares | ¥						¥ 790,000		¥ 688,800
Preferred shares, par value | $ / shares			$ 0.0001		$ 0.0001
Series B3 convertible redeemable preferred shares
Issuances of convertible redeemable preferred shares
Shares Issued					119,950,686	119,950,686	108,077,600
Issue Price per Share | ¥ / shares									¥ 14.16
Proceeds from issuance of convertible redeemable preferred shares | ¥						¥ 1,701,283	¥ 1,530,000
Preferred shares converted from the convertible promissory notes				11,873,086
Discount on purchase price			15.00%		15.00%	15.00%
Preferred shares, par value | $ / shares			$ 0.0001		$ 0.0001
Series C Convertible Redeemable Preferred Shares
Issuances of convertible redeemable preferred shares
Shares Issued					267,198,535	267,198,535	248,281,987
Proceeds from issuance of convertible redeemable preferred shares | ¥						¥ 3,626,924	¥ 3,626,924
Discount on purchase price					15.00%	15.00%
Shares issued upon exercise of additional warrants	18,916,548				78,334,557	78,334,557
Cash exercise price | ¥									¥ 1,022,045
Cash exercise price per share | ¥ / shares									¥ 13.02
Shares issued for non- refundable cash considerations									4,109,127
Preferred shares, par value | $ / shares			$ 0.0001		$ 0.0001
Series D Convertible Redeemable Preferred Shares
Issuances of convertible redeemable preferred shares
Shares Issued					231,758,541	231,758,541
Proceeds from issuance of convertible redeemable preferred shares | ¥						¥ 3,851,034
Preferred shares, par value | $ / shares					$ 0.0001
Class A Ordinary Shares
Issuances of convertible redeemable preferred shares
Shares issued upon conversion of preferred shares (in shares)		1,045,789,275
Class A Ordinary Shares | IPO
Issuances of convertible redeemable preferred shares
Shares issued upon conversion of preferred shares (in shares)		1,045,789,275
Class B Ordinary Shares | IPO
Issuances of convertible redeemable preferred shares
Shares issued upon conversion of preferred shares (in shares)		115,812,080
Minimum | Series C Convertible Redeemable Preferred Shares
Issuances of convertible redeemable preferred shares
Issue Price per Share | $ / shares					2.23
Minimum | Series D Convertible Redeemable Preferred Shares
Issuances of convertible redeemable preferred shares
Issue Price per Share | $ / shares					2.64
Maximum | Series C Convertible Redeemable Preferred Shares
Issuances of convertible redeemable preferred shares
Issue Price per Share | $ / shares					1.89
Maximum | Series D Convertible Redeemable Preferred Shares
Issuances of convertible redeemable preferred shares
Issue Price per Share | $ / shares					$ 2.35